Investments in Unconsolidated Joint Ventures, Summary of Disbursements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disbursements [Abstract]
Total disbursements	$ 0	$ 646	$ 1,524
California 19 Inc. [Member]
Disbursements [Abstract]
Total disbursements	1,260	1,475	2,359
California 20 Inc. [Member]
Disbursements [Abstract]
Total disbursements	$ 1,260	$ 1,475	$ 2,141